Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other receivables.
Schedule of trade and other receivables

	30 June	31 December	1 January
US$ thousand	2023	2022	2022
Indirect tax receivable	2,299	—	—
Other receivables	6	53	—
Trade receivable due from related parties containing provisional pricing feature	18,576	—	—
	20,881	53	—